Shareholders' Deficit (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jan. 31, 2023	Dec. 31, 2021
Shareholders' Deficit (Details) [Line Items]
Ordinary shares total	550,000,000	550,000,000
Business combination, description	The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.	The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued	0	0		0
Ordinary shares, outstanding	0	0		0
Ordinary shares subject to possible redemption	3,931,719	30,000,000
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, authorized	50,000,000	50,000,000		50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued	7,500,000	7,500,000		7,500,000
Ordinary shares, outstanding	7,500,000	7,500,000		7,500,000